UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05957

        Nuveen Municipal Advantage Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Municipal Advantage Fund, Inc. (NMA)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 3.2%

$10,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	$ 11,111,200
	2/01/36 (Pre-refunded to 2/01/09) - FGIC Insured

5,075	Health Care Authority of Lauderdale County and Florence, Alabama, Coffee Health Group,	7/09 at 101.00	AAA	5,201,926
	Series 1999A, 5.250%, 7/01/24 - MBIA Insured

5,155	Phenix City, Alabama, Industrial Development Board Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	5,336,714
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)

	Arizona - 0.8%

5,000	Maricopa County, Arizona, Pollution Control Corporation, Pollution Control Remarketing Revenue	5/06 at 101.00	BBB	5,035,500
	Refunding Bonds, Public Service Company of New Mexico, Series 1992A, 5.750%, 11/01/22

	California - 9.5%

2,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	AAA	1,638,800
	2004A, 0.000%, 10/01/25 - AMBAC Insured

3,000	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West,	3/13 at 100.00	A	2,819,850
	Series 2003A, 5.000%, 3/01/33

3,300	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.375%,	5/12 at 101.00	A2	3,447,246
	5/01/22

7,500	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga	4/14 at 100.00	Baa1	7,344,675
	State Hospital, Series 2004A, 5.125%, 6/01/29

7,535	Contra Costa County, California, Home Mortgage Revenue Bonds, GNMA Mortgage-Backed	No Opt. Call	AAA	9,890,140
	Securities Program, Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax)

6,925	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Subordinated	6/06 at 100.00	AAA	6,942,105
	Water System Revenue Refunding Bonds, Series 1996, 4.750%, 6/01/21 - FGIC Insured

2,500	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax	7/05 at 100.00	AAA	2,583,425
	Revenue Bonds, Second Senior Bonds, Series 1995A, 5.000%, 7/01/25 (Pre-refunded to 7/01/05) -
	AMBAC Insured

	North Orange County Community College District, California, General Obligation Bonds, Series 2003B:
7,735	0.000%, 8/01/25 - FGIC Insured	No Opt. Call	AAA	2,472,338
4,000	0.000%, 8/01/26 - FGIC Insured	No Opt. Call	AAA	1,192,960

5,000	Palmdale Community Redevelopment Agency, California, Residential Mortgage Revenue Refunding Bonds,	No Opt. Call	AAA	6,070,400
	Series 1991B, 7.375%, 2/01/12

5,000	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage Revenue	No Opt. Call	AAA	6,730,300
	Bonds, Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax)

9,315	Perris, California, GNMA Mortgage-Backed Securities Program, Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	12,281,827
	Series 1989A, 7.600%, 1/01/23 (Alternative Minimum Tax)

	Colorado - 3.4%

8,350	Colorado Health Facilities Authority, Remarketed Revenue Bonds, Kaiser Permanente, Series 1994A,	7/06 at 102.00	AAA	8,994,704
	5.350%, 11/01/16

2,650	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/16 -	No Opt. Call	AAA	1,493,726
	MBIA Insured

4,125	Municipal Subdistrict Northern Colorado, Water Conservancy District Revenue Bonds, Series 1997C,	12/07 at 101.00	AAA	4,451,040
	5.250%, 12/01/15 - AMBAC Insured

	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE:
2,000	5.375%, 6/01/17	6/12 at 100.00	AA-	2,176,020
5,000	5.375%, 6/01/18	6/12 at 100.00	AA-	5,421,550

	District of Columbia - 0.8%

2,500	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue	12/04 at 103.00	AAA	2,580,200
	Bonds, Series 1988F-1, 6.375%, 6/01/26 (Alternative Minimum Tax)

2,815	District of Columbia Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B,	6/07 at 102.00	AAA	2,884,193
	5.900%, 12/01/28 (Alternative Minimum Tax)

	Florida - 2.2%

2,770	Florida Housing Finance Corporation, Housing Revenue Bonds, Stratford Point Apartments, Series	12/10 at 100.00	AAA	2,863,958
	2000-01, 5.850%, 12/01/31 (Alternative Minimum Tax) - FSA Insured

1,075	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2000, 5.250%, 10/01/16 -	10/09 at 100.00	AAA	1,161,355
	AMBAC Insured

9,990	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System - St. Mary's Hospital,	12/04 at 101.00	AAA	10,352,737
	Series 1993, 5.125%, 12/01/23 - MBIA Insured

	Hawaii - 0.7%

2,290	Hawaii Housing Finance and Development Corporation, Single Family Mortgage Purchase Revenue Bonds,	7/07 at 102.00	AAA	2,334,884
	Series 1997A, 5.750%, 7/01/30 (Alternative Minimum Tax)

2,215	Hawaii Housing and Community Development Corporation, GNMA Collateralized Multifamily Housing	7/10 at 102.00	AAA	2,301,717
	Revenue Bonds, Sunset Villas, Series 2000, 5.700%, 7/20/31

	Illinois - 14.4%

5,865	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2000A, 6.500%,	7/10 at 101.00	AAA	6,940,876
	1/01/35 (Pre-refunded to 7/01/10) - FGIC Insured

4,000	Chicago School Reform Board of Trustees of the Chicago Board of Education, Illinois, Unlimited Tax	12/07 at 102.00	AAA	4,490,000
	General Obligation Bonds, Dedicated Tax Revenues, Series 1997, 5.750%, 12/01/20 (Pre-refunded to
	12/01/07) - AMBAC Insured

12,500	Chicago School Reform Board of Trustees of the Chicago Board of Education, Illinois, Unlimited Tax	12/07 at 102.00	AAA	12,727,625
	General Obligation Bonds, Dedicated Tax Revenues, Series 1997A, 5.250%, 12/01/27 - AMBAC Insured

5,000	Chicago, Illinois, Special Facility Revenue Bonds, O'Hare International Airport, United Air Lines	No Opt. Call	N/R	1,356,250
	Inc. Project, Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13)#

5,000	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O'Hare International	1/11 at 101.00	AAA	5,054,600
	Airport, Series 2001A, 5.375%, 1/01/32 (Alternative Minimum Tax) - AMBAC Insured

5,000	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 1997, 5.250%, 1/01/28	1/08 at 102.00	AAA	5,509,250
	(Pre-refunded to 1/01/08) - AMBAC Insured

10,115	Illinois Health Facilities Authority, Revenue Refunding Bonds, Rush-Presbyterian-St. Luke's Medical	11/06 at 102.00	AAA	11,096,357
	Center Obligated Group, Series 1996A, 6.250%, 11/15/20 - MBIA Insured

6,165	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series	2/07 at 102.00	A	6,304,206
	1996B, 5.750%, 2/15/22

3,935	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A,	8/07 at 101.00	Baa2	3,746,513
	5.375%, 8/15/16

6,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002, 5.750%,	5/12 at 100.00	Baa2	6,171,900
	5/15/22

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,
	Series 1999A:
13,455	5.500%, 12/15/24 - FGIC Insured	12/09 at 101.00	AAA	14,338,859
10,000	5.250%, 12/15/28 - FGIC Insured	12/09 at 101.00	AAA	10,218,200

4,600	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,	No Opt. Call	AAA	5,915,968
	General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 - AMBAC Insured

1,940	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2003A, 5.000%, 4/01/23 -	4/13 at 100.00	AAA	1,977,461
	AMBAC Insured

	Indiana - 4.7%

7,425	Ft. Wayne International Airport Building Corporation, Indiana, General Obligation Airport Bonds,	1/05 at 100.00	Aa3	7,457,818
	Series 1994, 5.900%, 1/01/14 (Alternative Minimum Tax)

5,205	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	5,337,155
	Group, Series 2000A, 5.500%, 2/15/30 - MBIA Insured

9,000	Indiana Health Facility Financing Authority, Hospital Revenue Refunding and Improvement Bonds,	5/06 at 102.00	AAA	9,593,460
	Community Hospitals Projects, Series 1995, 5.700%, 5/15/22 - MBIA Insured

6,075	LaGrange County Jail Building Corporation, Indiana, First Mortgage Jail Bonds, Series 1998,	10/09 at 101.00	A3	6,283,555
	5.400%, 10/01/21

2,725	St. Joseph County Hospital Authority, Indiana, Health System Revenue Bonds, Madison Center Inc.	2/09 at 102.00	BBB	2,774,377
	Project, Series 1999, 5.450%, 2/15/12

	Iowa - 0.7%

1,135	Iowa Finance Authority, GNMA/FNMA Mortgage-Backed Securities Program, Single Family	1/05 at 102.00	AAA	1,163,557
	Mortgage Bonds, Series 1995C, 6.450%, 1/01/24

3,500	Marshalltown, Iowa, Pollution Control Revenue Refunding Bonds, Iowa Electric Light and Power	11/04 at 101.00	AAA	3,578,435
	Company Project, Series 1993, 5.500%, 11/01/23 - MBIA Insured

	Kansas - 1.8%

5,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company	No Opt. Call	A3	5,185,900
	Project, Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)

4,935	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AA+	5,103,826

1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	1,802,763
	5.300%, 6/01/31 - MBIA Insured

	Kentucky - 1.6%

5,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System	5/07 at 101.00	AAA	5,607,250
	Revenue Bonds, Series 1997A, 5.250%, 5/15/27 - MBIA Insured

4,950	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System	11/07 at 101.00	AAA	5,061,623
	Revenue Bonds, Series 1997B, 5.200%, 5/15/25 - MBIA Insured

	Louisiana - 6.3%

13,500	De Soto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc.	9/09 at 102.00	AAA	14,721,075
	Project, Series 1999, 5.875%, 9/01/29 - AMBAC Insured

10,000	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care	No Opt. Call	BBB	12,657,600
	Corporation Project, Series 1994, 11.000%, 2/01/14

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
6,000	5.500%, 5/15/30	5/11 at 101.00	BBB	5,059,920
11,750	5.875%, 5/15/39	5/11 at 101.00	BBB	9,600,455

	Massachusetts - 1.2%

1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	1/09 at 101.00	AAA	1,738,572
	Healthcare, Series 1998A, 5.000%, 7/01/28 - AMBAC Insured

5,870	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 77, 5.950%,	12/09 at 100.00	AAA	6,037,178
	6/01/25 (Alternative Minimum Tax) - FSA Insured

515	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 79, 5.950%,	12/09 at 100.00	AAA	533,216
	12/01/27 (Alternative Minimum Tax) - FSA Insured

	Michigan - 1.3%

3,275	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	8/04 at 101.00	Ba3	2,840,080
	Obligated Group, Series 1993A, 6.500%, 8/15/18

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated
	Group, Series 1998A:
4,995	5.250%, 8/15/23	8/08 at 101.00	Ba3	3,624,772
3,000	5.250%, 8/15/28	8/08 at 101.00	Ba3	2,100,780

	Minnesota - 2.1%

5,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	AAA	5,121,450
	Bonds, Series 2001C, 5.250%, 1/01/32 - FGIC Insured

5,890	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 2000C, 5.550%, 7/01/24	7/09 at 100.00	AA+	5,909,790
	(Alternative Minimum Tax)

3,040	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000J, 5.400%,	1/10 at 100.00	AA+	3,162,299
	1/01/23 (Alternative Minimum Tax)

	Mississippi - 0.7%

2,085	Coahoma-Clarksdale Housing Development Corporation, Mississippi, Multifamily Mortgage Revenue	8/04 at 100.00	AAA	2,088,607
	Refunding Bonds, Gooden Estates and McLaurin Arms Project, Series 1990A, 8.000%, 8/01/24

2,595	Coahoma-Clarksdale Housing Development Corporation, Mississippi, Multifamily Mortgage Revenue	8/04 at 100.00	AAA	2,599,489
	Refunding Bonds, Gooden Estates and McLaurin Arms Project, Series 1990B, 8.000%, 8/01/24

	Missouri - 0.3%

1,500	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	1,500,990
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/32 -
	FSA Insured

490	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan	9/09 at 102.00	AAA	497,894
	Program, Series 2000A-1, 7.500%, 3/01/31 (Alternative Minimum Tax)

	Montana - 2.0%

6,025	Montana Board of Housing, Single Family Program Bonds, Series 1995B, 6.400%, 12/01/27 (Alternative	12/05 at 102.00	AA+	6,201,171
	Minimum Tax)

6,920	Montana Board of Housing, Single Family Mortgage Bonds, Series 1997A, 6.050%, 12/01/37	6/07 at 101.50	AA+	7,170,227

	Nevada - 4.0%

7,310	Clark County, Nevada, Limited Tax General Obligation Bond Bank Bonds, Series 2000, 5.500%, 7/01/19	7/10 at 100.00	AA	8,007,959

7,500	Clark County, Nevada, Subordinate Lien Airport System Revenue Bonds, Series 1999A, 6.000%, 7/01/29	7/10 at 101.00	AAA	8,684,025
	(Pre-refunded to 7/01/10) - MBIA Insured

7,910	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail	1/10 at 100.00	AAA	8,086,630
	Project, First Tier, Series 2000, 5.375%, 1/01/40 - AMBAC Insured

1,700	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1997C-2, 5.750%, 4/01/29	4/07 at 102.00	Aaa	1,725,177
	(Alternative Minimum Tax)

	New Hampshire - 0.6%

2,480	New Hampshire Business Finance Authority, Water Facility Revenue Bonds, Pennichuck Water Works	12/04 at 102.00	AAA	2,564,072
	Inc., Series 1994A, 6.350%, 12/01/19 - AMBAC Insured

1,320	New Hampshire Business Finance Authority, Revenue Bonds, Pennichuck Water Works Inc., Series	12/04 at 102.00	AAA	1,365,276
	1994B, 6.450%, 12/01/16 (Alternative Minimum Tax) - AMBAC Insured

	New Jersey - 3.2%

3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/09	No Opt. Call	A	3,425,460

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
15,530	5.750%, 6/01/32	6/12 at 100.00	BBB	13,616,393
5,000	6.125%, 6/01/42	6/12 at 100.00	BBB	4,017,550

	New Mexico - 1.1%

7,500	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of New	4/06 at 101.00	BBB	7,532,475
	Mexico - San Juan Project, Series 1997B, 5.800%, 4/01/22

	New York - 15.2%

7,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series	7/12 at 100.00	AA-	7,026,810
	2002A, 5.125%, 1/01/29

	County of Nassau, New York, General Obligation Serial Improvement Bonds, Series 2000F:
3,980	7.000%, 3/01/11 (Pre-refunded to 3/01/10) - FSA Insured	3/10 at 100.00	AAA	4,732,658
4,070	7.000%, 3/01/12 (Pre-refunded to 3/01/10) - FSA Insured	3/10 at 100.00	AAA	4,839,678
3,925	7.000%, 3/01/15 (Pre-refunded to 3/01/10) - FSA Insured	3/10 at 100.00	AAA	4,667,257

	New York City, New York, General Obligation Bonds, Fiscal Series 1997G:
1,515	6.000%, 10/15/26 (Pre-refunded to 10/15/07)	10/07 at 101.00	Aaa	1,697,270
8,485	6.000%, 10/15/26	10/07 at 101.00	A	9,053,410

7,435	New York City, New York, General Obligation Bonds, Fiscal Series 2000E, 5.750%, 5/15/20	5/10 at 101.00	A	7,951,286

9,850	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AAA	10,578,112
	Fiscal Series 2000A, 5.750%, 6/15/31 - FGIC Insured

5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/07 at 101.00	AAA	5,366,550
	Fiscal Series 1997B, 5.750%, 6/15/29 - FGIC Insured

10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	5/10 at 101.00	AA+***	11,572,300
	2000B, 6.000%, 11/15/29 (Pre-refunded to 5/15/10)

4,975	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British	12/08 at 102.00	Ba2	3,533,593
	Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

3,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British	12/12 at 101.00	Ba2	2,972,700
	Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)

3,655	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/08 at 101.00	AA-***	4,012,203
	Facilities, Series 1997, 5.125%, 5/15/27 (Pre-refunded to 5/15/08)

	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 1997B:
2,965	5.625%, 2/15/21 (Pre-refunded to 2/15/07)	2/07 at 102.00	AA-***	3,264,109
4,395	5.625%, 2/15/21	2/07 at 102.00	AA-	4,595,764

9,495	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 94, 5.800%, 10/01/20	4/10 at 100.00	Aa1	9,961,205
	(Alternative Minimum Tax)

5,000	New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue	1/09 at 101.00	AAA	5,688,050
	Bonds, Series 1999C, 6.000%, 1/01/29 (Pre-refunded to 1/01/09) - AMBAC Insured

	North Carolina - 3.8%

9,010	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/09 at 100.00	AA	9,354,272
	Series 7A, 6.250%, 1/01/29 (Alternative Minimum Tax)

8,310	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	1/10 at 100.00	AA	8,662,344
	Series 8A, 5.950%, 1/01/27 (Alternative Minimum Tax)

5,970	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	1/10 at 100.00	AA	6,150,831
	Series 9A, 5.875%, 7/01/31 (Alternative Minimum Tax)

1,385	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/10 at 100.00	AAA	1,399,390
	Series 10A, 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured

	North Dakota - 0.6%

3,705	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 1998B, 5.500%,	7/08 at 102.00	Aaa	3,758,019
	7/01/29 (Alternative Minimum Tax) - MBIA Insured

	Ohio - 6.1%

5,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,	11/09 at 101.00	Baa1	4,897,100
	Summa Health System Project, Series 1998A, 5.375%, 11/15/18

6,000	Cuyahoga County, Ohio, Hospital Revenue Bonds, University Hospitals Health System Inc., Series	7/09 at 101.00	AAA	6,189,420
	1999, 5.500%, 1/15/30 - AMBAC Insured

	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series 1999:
7,840	6.750%, 4/01/18	4/10 at 101.00	A3	8,590,994
5,000	6.750%, 4/01/22	4/10 at 101.00	A3	5,417,050

2,590	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, GNMA Mortgage-Backed	8/10 at 100.00	Aaa	2,599,324
	Securities Program, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)

2,650	Ohio, General Obligation Bonds, Higher Education, Series 2003A, 5.000%, 5/01/22	5/13 at 100.00	AA+	2,734,164

10,000	Ohio Air Quality Development Authority, Pollution Control Revenue Refunding Bonds, Ohio Edison	12/04 at 100.00	Baa2	10,105,000
	Company Project, Series 1999C, 5.800%, 6/01/16 (Mandatory put 12/01/04)

	Oklahoma - 2.2%

5,000	Oklahoma State Industries Authority, Health System Revenue Refunding Bonds, Baptist Medical Center,	8/09 at 101.00	AAA	5,300,150
	Series 1999A, 5.750%, 8/15/29 - MBIA Insured

10,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series	12/08 at 100.00	B-	9,109,900
	2001B, 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Pennsylvania - 3.0%

2,460	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding	No Opt. Call	BBB-	2,648,165
	Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)

2,600	Pennsylvania Turnpike Commission, Pennsylvania Turnpike Revenue Bonds, Series 2004A, 5.500%,	12/14 at 100.00	AAA	2,771,860
	12/01/31 - AMBAC Insured

2,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%,	2/12 at 100.00	AAA	2,812,850
	2/01/31 (Pre-refunded to 2/01/12) - FSA Insured

4,195	Venango Housing Corporation, Pennsylvania, FHA-Insured Multifamily Mortgage Revenue Bonds,	8/04 at 100.00	AAA	4,235,104
	Evergreen Arbors Project, Series 1990A, 8.000%, 2/01/24

6,750	Washington County Authority, Pennsylvania, Capital Funding Revenue Bonds, Capital Projects and	No Opt. Call	AAA	7,743,803
	Equipment Acquisition Program, Series 1999, 6.150%, 12/01/29 - AMBAC Insured

	Puerto Rico - 0.7%

4,000	Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%, 7/01/19 - MBIA Insured	7/10 at 100.00	AAA	4,463,000

	Rhode Island - 2.7%

	Housing Authority of Providence, Rhode Island, FHA-Insured Multifamily Mortgage Revenue Bonds,
	Cathedral Square Apartments II Project, Series 1992:
345	7.375%, 4/01/10 (Alternative Minimum Tax)	4/07 at 100.00	AAA	356,057
1,060	7.400%, 4/01/20 (Alternative Minimum Tax)	4/07 at 100.00	AAA	1,093,273
3,050	7.500%, 10/01/32 (Alternative Minimum Tax)	4/07 at 100.00	AAA	3,145,252

12,250	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/07 at 102.00	AAA	13,086,308
	Lifespan Obligated Group Issue, Series 1996, 5.500%, 5/15/16 - MBIA Insured

	South Carolina - 4.4%

10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,	12/12 at 101.00	AA-	11,108,800
	6.000%, 12/01/20

2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A	2,565,575
	Improvement Bonds, Series 2003, 5.750%, 11/01/28

3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A, 5.000%,	6/14 at 100.00	AAA	2,967,240
	6/01/36 - FGIC Insured

	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric System,
	Series 2003A:
3,560	5.000%, 1/01/20 - AMBAC Insured	7/13 at 100.00	AAA	3,706,708
2,125	5.000%, 1/01/21 - AMBAC Insured	7/13 at 100.00	AAA	2,198,334

7,500	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed	5/11 at 101.00	BBB	6,506,025
	Bonds, Series 2001B, 6.375%, 5/15/28

	Tennessee - 5.1%

6,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Facilities	4/12 at 101.00	Baa3	5,611,440
	Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31

20,415	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Refunding	1/13 at 75.87	AAA	10,177,694
	Bonds, Covenant Health, Series 2002A, 0.000%, 1/01/18 - FSA Insured

1,750	Metropolitan Government of Nashville and Davidson County, Tennessee, Electric System Revenue Bonds,	5/11 at 100.00	AA	1,777,230
	Series 2001A, 5.125%, 5/15/26

14,385	Metropolitan Government Nashville-Davidson County Health and Educational Facilities Board,	11/09 at 101.00	AAA	16,425,800
	Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 5.875%, 11/15/28
	(Pre-refunded to 11/15/09) - AMBAC Insured

	Texas - 16.9%

14,900	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company	No Opt. Call	BBB	15,372,181
	Project, Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)

6,000	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting and Power Company, Series	No Opt. Call	AAA	6,323,940
	1998, 5.050%, 11/01/18 (Alternative Minimum Tax) - AMBAC Insured

8,400	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy Corporation	4/09 at 101.00	BBB	8,277,360
	Project, Series 1999, 5.700%, 4/01/32 (Alternative Minimum Tax)

10,000	Harris County Health Facilities Development Corporation, Texas, Special Facilities Revenue Bonds,	5/06 at 102.00	AAA	10,721,100
	Texas Medical Center Project, Series 1996, 5.900%, 5/15/16 - MBIA Insured

5,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO	11/13 at 100.00	AAA	4,941,950
	Project, Series 2003, 5.000%, 11/15/30 - MBIA Insured

12,500	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30 - FSA	7/10 at 100.00	AAA	13,043,125
	Insured

5,000	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%,	2/13 at 100.00	AAA	5,001,950
	2/15/28 - AMBAC Insured

	Houston, Texas, Water Conveyance System Contract, Certificates of Participation, Series 1993A-J:
5,490	6.800%, 12/15/10 - AMBAC Insured	No Opt. Call	AAA	6,495,219
2,000	6.800%, 12/15/11 - AMBAC Insured	No Opt. Call	AAA	2,385,340

16,305	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B,	5/09 at 101.00	BBB-	16,049,990
	5.950%, 5/01/30 (Alternative Minimum Tax)

3,425	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	No Opt. Call	BBB	3,610,841
	Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)

4,700	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	Baa2	4,955,257
	2002A, 6.000%, 10/01/21

4,000	Texas, General Obligation Bonds, Water Financial Assistance, State Participation Program, Series	8/09 at 100.00	Aa1	4,174,680
	1999C, 5.500%, 8/01/35

6,840	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Ascension Health	11/09 at 101.00	AAA	7,795,958
	Credit Group, Series 1999A, 5.875%, 11/15/24 (Pre-refunded to 11/15/09) - AMBAC Insured

2,500	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	No Opt. Call	Baa2	2,588,675
	Series 2001A, 5.000%, 5/01/27 (Alternative Minimum Tax) (Mandatory put 11/01/06)

245	Wood Glen Housing Finance Corporation, Texas, Mortgage Revenue Refunding Bonds, FHA-Insured	1/05 at 100.00	AAA	245,865
	Section 8 Assisted Mortgage Loan, Copperwood I Project, Series 1990A, 7.625%, 1/01/10 - MBIA
	Insured

	Wood Glen Housing Finance Corporation, Texas, Mortgage Revenue Refunding Bonds, FHA-Insured
	Section 8 Assisted Mortgage Loan, Copperwood II Project, Series 1990C:
75	7.625%, 1/01/10 - MBIA Insured	1/05 at 100.00	AAA	75,188
1,250	7.650%, 7/01/23 - MBIA Insured	1/05 at 100.00	AAA	1,274,138

	Utah - 0.4%

2,200	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	2,415,028
	7/01/19 - MBIA Insured

	Virginia - 1.0%

6,380	Capital Region Airport Authority, Richmond, Virginia, Airport Revenue Bonds, International Airport	7/05 at 102.00	AAA	6,679,860
	Projects, Series 1995A, 5.625%, 7/01/20 - AMBAC Insured

	Washington - 14.4%

8,810	Chelan County Public Utility District 1, Washington, Hydro-Consolidated System Revenue Bonds,	7/11 at 101.00	AAA	9,101,787
	Series 2001A, 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured

10,730	Chelan County Public Utility District 1, Washington, Hydro-Consolidated System Revenue Refunding	7/11 at 101.00	AAA	11,160,380
	Bonds, Series 2001C, 5.650%, 7/01/32 (Alternative Minimum Tax) - MBIA Insured

5,665	Chelan County Public Utility District 1, Washington, Hydro-Consolidated System Revenue Bonds,	7/12 at 100.00	AAA	5,690,266
	Series 2002B, 5.250%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured

10,730	Pierce County School District 320, Sumner, Washington, Unlimited Tax General Obligation Bonds,	12/10 at 100.00	Aaa	12,370,188
	Series 2000, 6.250%, 12/01/17 - FSA Insured

10,550	Port of Seattle, Washington, Limited Tax General Obligation Bonds, Series 2000B, 5.750%, 12/01/25	12/10 at 100.00	AA+	11,023,801
	(Alternative Minimum Tax)

5,315	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 6.000%, 2/01/10 (Alternative Minimum	No Opt. Call	AAA	5,913,841
	Tax) - MBIA Insured

19,295	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999A, 6.000%,	3/10 at 101.00	AAA	21,119,149
	9/01/29 - MBIA Insured

5,000	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.000%,	3/10 at 101.00	AAA	5,522,050
	9/01/20 (Alternative Minimum Tax) - MBIA Insured

5,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Services, Series 1999,	12/09 at 101.00	AAA	5,292,900
	5.375%, 12/01/19 - MBIA Insured

8,750	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1998A,	7/08 at 102.00	Aaa	9,098,862
	5.125%, 7/01/18

	West Virginia - 0.8%

5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company	10/11 at 100.00	BBB	5,004,000
	Project, Series 2003L, 5.500%, 10/01/22

	Wisconsin - 7.6%

7,515	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	6,942,432
	Series 2002, 6.125%, 6/01/27

5,000	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric	4/12 at 100.00	AA-	5,187,150
	Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

3,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series	No Opt. Call	AAA	3,389,100
	1998A, 5.500%, 12/15/19 - MBIA Insured

3,030	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2000B,	3/10 at 100.00	AA	3,141,804
	5.750%, 3/01/22 (Alternative Minimum Tax)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Medical Group Inc.,
	Series 1996:
10,000	5.600%, 11/15/16 - FSA Insured	5/06 at 102.00	AAA	10,633,000
20,000	5.750%, 11/15/25 - FSA Insured	5/06 at 102.00	AAA	21,174,200

$987,795	Total Long-Term Investments (cost $954,557,453) - 151.5%			1,009,477,842

	Short-Term Investments - 0.5%

3,530	Montgomery County, Tennessee, Public Building Authority, Pooled Financing Revenue Bonds,		VMIG-1	3,530,000
	Variable Rate Demand Obligations, County Loan Pool Program, Series 2002, 1.130%, 4/01/32†

$3,530	Total Short-Term Investments (cost $3,530,000)			3,530,000

	Total Investments (cost $958,087,453) - 152.0%			1,013,007,842

	Other Assets Less Liabilities - 1.7%			11,442,865

	Preferred Shares, at Liquidation Value - (53.7)%			(358,000,000)

	Net Assets Applicable to Common Shares - 100%			$666,450,707

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S.
Government agency securities which ensures the timely payment of principal and interest.
Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
#	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments was $957,245,399.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

Gross unrealized:
	Appreciation	$ 69,255,538
	Depreciation	(13,493,095)

	Net unrealized appreciation of investments	$ 55,762,443

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Advantage Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.